COMMITMENTS AND CONTINGENCIES (Details Narrative)			9 Months Ended		12 Months Ended
	May 01, 2022 USD ($)	Apr. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Monthly rent	$ 2,300	$ 2,100	$ 2,300		$ 2,300
Lessee, operating lease, term of contract	3 years		3 years		24 months
Area of Land | ft²			5,000
Right of use liabilities			$ 93,735		$ 110,138		$ 135,182
Right of use asset			91,597		$ 108,863	$ 97,435	$ 135,182
Operating Lease, Expense			$ 37,272	$ 36,426